Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-7.63%
Alphabet, Inc., Class A	243,257	$41,098,270
Alphabet, Inc., Class C	241,844	41,231,983
AT&T, Inc.	1,319,293	30,554,826
Charter Communications, Inc., Class A(b)(c)	37,488	14,881,424
Comcast Corp., Class A	715,362	30,896,485
Electronic Arts, Inc.	11,605	1,899,390
Fox Corp., Class A(c)	41,087	1,936,019
Fox Corp., Class B	44,234	1,978,587
Interpublic Group of Cos., Inc. (The)	82,281	2,535,078
Live Nation Entertainment, Inc.(b)	56,139	7,761,217
Match Group, Inc.(b)	23,102	756,359
Meta Platforms, Inc., Class A	66,687	38,299,678
Netflix, Inc.(b)	12,118	10,746,364
News Corp., Class A	44,925	1,318,549
News Corp., Class B(c)	42,918	1,377,239
Omnicom Group, Inc.(c)	35,209	3,690,607
Paramount Global, Class B	644,730	6,995,320
Take-Two Interactive Software, Inc.(b)	8,272	1,558,279
T-Mobile US, Inc.	91,105	22,497,469
Verizon Communications, Inc.	705,841	31,296,990
Walt Disney Co. (The)	231,286	27,169,166
Warner Bros. Discovery, Inc.(b)	1,100,445	11,532,664
		332,011,963
Consumer Discretionary-12.32%
Airbnb, Inc., Class A(b)	20,716	2,819,655
Amazon.com, Inc.(b)	757,166	157,407,240
Aptiv PLC(b)	67,480	3,747,164
AutoZone, Inc.(b)	1,364	4,323,253
Best Buy Co., Inc.	101,097	9,098,730
Booking Holdings, Inc.	1,352	7,033,077
BorgWarner, Inc.	103,656	3,557,474
Caesars Entertainment, Inc.(b)	68,246	2,626,789
CarMax, Inc.(b)(c)	76,733	6,443,270
Carnival Corp.(b)	316,161	8,039,974
Chipotle Mexican Grill, Inc.(b)	44,225	2,720,722
D.R. Horton, Inc.	44,621	7,531,132
Darden Restaurants, Inc.	16,559	2,918,855
Deckers Outdoor Corp.(b)	6,638	1,300,783
Domino’s Pizza, Inc.	2,718	1,294,284
eBay, Inc.	37,371	2,365,211
Expedia Group, Inc.(b)	22,791	4,207,674
Ford Motor Co.	3,940,174	43,854,137
Garmin Ltd.	7,670	1,630,642
General Motors Co.	898,922	49,971,074
Genuine Parts Co.	39,239	4,972,759
Hasbro, Inc.	15,370	1,001,356
Hilton Worldwide Holdings, Inc.	11,610	2,942,438
Home Depot, Inc. (The)	93,533	40,137,816
Las Vegas Sands Corp.(c)	66,517	3,529,392
Lennar Corp., Class A	44,890	7,828,367
LKQ Corp.	82,136	3,227,123
Lowe’s Cos., Inc.	76,817	20,927,255
lululemon athletica, inc.(b)	8,691	2,786,856
Marriott International, Inc., Class A	24,590	7,108,723
McDonald’s Corp.	20,210	5,982,362
MGM Resorts International(b)(c)	108,768	4,170,165
Mohawk Industries, Inc.(b)	16,190	2,247,658
NIKE, Inc., Class B	151,788	11,956,341
Norwegian Cruise Line Holdings Ltd.(b)	109,420	2,942,304
NVR, Inc.(b)	237	2,188,832
O’Reilly Automotive, Inc.(b)	3,366	4,184,679
	Shares	Value
Consumer Discretionary-(continued)
Pool Corp.	3,498	$1,319,061
PulteGroup, Inc.	28,128	3,804,875
Ralph Lauren Corp.	8,640	1,999,296
Ross Stores, Inc.	31,639	4,899,932
Royal Caribbean Cruises Ltd.	21,283	5,194,329
Starbucks Corp.	86,318	8,844,142
Tapestry, Inc.	36,354	2,264,127
Tesla, Inc.(b)	96,709	33,380,078
TJX Cos., Inc. (The)	108,326	13,615,495
Tractor Supply Co.(c)	12,075	3,425,315
Ulta Beauty, Inc.(b)	6,945	2,685,215
Wynn Resorts Ltd.	21,138	1,995,004
Yum! Brands, Inc.	12,326	1,712,574
		536,165,009
Consumer Staples-12.44%
Altria Group, Inc.	89,215	5,151,274
Archer-Daniels-Midland Co.	343,716	18,766,894
Brown-Forman Corp., Class B(c)	20,397	858,306
Bunge Global S.A.	133,729	12,000,840
Church & Dwight Co., Inc.	13,418	1,477,724
Clorox Co. (The)	9,938	1,661,335
Coca-Cola Co. (The)	152,283	9,758,295
Colgate-Palmolive Co.	43,969	4,248,724
Conagra Brands, Inc.	87,537	2,411,644
Constellation Brands, Inc., Class A	9,370	2,257,702
Costco Wholesale Corp.	64,702	62,882,580
Dollar General Corp.	108,964	8,419,648
Dollar Tree, Inc.(b)(c)	103,444	7,372,454
Estee Lauder Cos., Inc. (The), Class A	42,879	3,092,433
General Mills, Inc.	62,775	4,159,472
Hershey Co. (The)	12,813	2,256,754
Hormel Foods Corp.(c)	86,941	2,819,497
J.M. Smucker Co. (The)	16,411	1,933,052
Kellanova	38,930	3,164,620
Kenvue, Inc.	153,995	3,708,200
Keurig Dr Pepper, Inc.	93,259	3,044,906
Kimberly-Clark Corp.	32,935	4,589,492
Kraft Heinz Co. (The)	172,146	5,503,508
Kroger Co. (The)	627,326	38,317,072
Lamb Weston Holdings, Inc.	23,459	1,811,973
McCormick & Co., Inc.	18,562	1,455,446
Molson Coors Beverage Co., Class B(c)	50,552	3,137,257
Mondelez International, Inc., Class A	111,336	7,231,273
Monster Beverage Corp.(b)	33,798	1,863,284
PepsiCo, Inc.	121,191	19,808,669
Philip Morris International, Inc.	67,466	8,977,026
Procter & Gamble Co. (The)	112,698	20,202,243
Sysco Corp.	240,982	18,582,122
Target Corp.	165,436	21,888,837
The Campbell’s Company(c)	43,875	2,027,025
Tyson Foods, Inc., Class A	202,074	13,033,773
Walgreens Boots Alliance, Inc.(c)	3,691,281	33,295,355
Walmart, Inc.	1,927,935	178,333,988
		541,504,697
Energy-7.46%
APA Corp.	87,195	1,974,967
Baker Hughes Co., Class A	188,456	8,282,641
Chevron Corp.	328,326	53,165,829
ConocoPhillips	127,022	13,761,555
Coterra Energy, Inc.	55,619	1,486,140
Devon Energy Corp.	91,191	3,460,699
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Diamondback Energy, Inc.	12,515	$2,222,539
EOG Resources, Inc.	46,995	6,262,554
EQT Corp.	32,074	1,457,443
Exxon Mobil Corp.	717,954	84,689,854
Halliburton Co.	193,644	6,169,498
Hess Corp.	22,491	3,310,225
Kinder Morgan, Inc.	168,625	4,767,029
Marathon Petroleum Corp.	211,156	32,972,009
Occidental Petroleum Corp.	126,368	6,391,693
ONEOK, Inc.	48,452	5,504,147
Phillips 66	280,439	37,573,217
Schlumberger N.V.	204,898	9,003,218
Targa Resources Corp.	25,610	5,232,123
Valero Energy Corp.	243,813	33,909,512
Williams Cos., Inc. (The)	53,043	3,104,076
		324,700,968
Financials-17.07%
Aflac, Inc.	41,411	4,720,854
Allstate Corp. (The)	74,855	15,524,178
American Express Co.	64,201	19,560,761
American International Group, Inc.	134,508	10,340,975
Ameriprise Financial, Inc.	8,991	5,160,564
Aon PLC, Class A	9,556	3,741,556
Arch Capital Group Ltd.(b)	31,307	3,153,241
Arthur J. Gallagher & Co.	8,452	2,639,052
Assurant, Inc.	13,955	3,169,180
Bank of America Corp.	1,142,903	54,299,321
Bank of New York Mellon Corp. (The)	127,960	10,476,085
Berkshire Hathaway, Inc., Class B(b)	193,227	93,332,506
BlackRock, Inc.	5,086	5,201,961
Blackstone, Inc., Class A	16,253	3,105,786
Brown & Brown, Inc.	10,211	1,154,864
Capital One Financial Corp.	87,555	16,811,436
Cboe Global Markets, Inc.	4,289	925,781
Charles Schwab Corp. (The)	95,494	7,903,083
Chubb Ltd.	43,436	12,541,276
Cincinnati Financial Corp.	18,252	2,917,217
Citigroup, Inc.	682,070	48,338,301
Citizens Financial Group, Inc.	72,884	3,508,636
CME Group, Inc., Class A	6,254	1,488,452
Corpay, Inc.(b)	2,926	1,115,333
Discover Financial Services	40,039	7,304,315
Erie Indemnity Co., Class A	1,590	700,490
Everest Group Ltd.	9,759	3,782,198
FactSet Research Systems, Inc.	1,177	577,519
Fidelity National Information Services, Inc.	27,533	2,348,565
Fifth Third Bancorp	73,517	3,533,227
Fiserv, Inc.(b)	26,360	5,824,506
Franklin Resources, Inc.(c)	96,517	2,196,727
Global Payments, Inc.	20,854	2,480,792
Globe Life, Inc.	12,736	1,416,753
Goldman Sachs Group, Inc. (The)	59,153	35,998,741
Hartford Financial Services Group, Inc. (The)	51,436	6,342,573
Huntington Bancshares, Inc.	184,449	3,321,926
Intercontinental Exchange, Inc.	15,093	2,429,369
Invesco Ltd.(d)	83,872	1,517,244
Jack Henry & Associates, Inc.	2,960	521,493
JPMorgan Chase & Co.	305,980	76,409,326
KeyCorp	154,251	3,004,809
KKR & Co., Inc., Class A	44,909	7,314,329
Loews Corp.	49,616	4,303,196
	Shares	Value
Financials-(continued)
M&T Bank Corp.	18,099	$3,981,599
MarketAxess Holdings, Inc.	651	168,407
Marsh & McLennan Cos., Inc.	23,912	5,576,996
Mastercard, Inc., Class A	12,415	6,616,450
MetLife, Inc.	211,064	18,622,177
Moody’s Corp.	3,210	1,604,936
Morgan Stanley	244,326	32,155,745
MSCI, Inc.	1,161	707,780
Nasdaq, Inc.	20,995	1,742,375
Northern Trust Corp.	38,321	4,259,762
PayPal Holdings, Inc.(b)	103,136	8,949,111
PNC Financial Services Group, Inc. (The)	42,897	9,210,844
Principal Financial Group, Inc.	44,836	3,904,767
Progressive Corp. (The)	62,078	16,691,533
Prudential Financial, Inc.	120,910	15,646,963
Raymond James Financial, Inc.	28,427	4,812,123
Regions Financial Corp.	97,681	2,662,784
S&P Global, Inc.	6,004	3,137,150
State Street Corp.	54,564	5,375,100
Synchrony Financial	99,048	6,687,721
T. Rowe Price Group, Inc.	15,125	1,873,080
Travelers Cos., Inc. (The)	43,260	11,508,890
Truist Financial Corp.	143,536	6,843,796
U.S. Bancorp	218,307	11,633,580
Visa, Inc., Class A	28,299	8,916,449
W.R. Berkley Corp.	51,216	3,305,993
Wells Fargo & Co.	543,659	41,410,506
Willis Towers Watson PLC	7,802	2,512,244
		742,977,358
Health Care-17.00%
Abbott Laboratories	81,912	9,728,688
AbbVie, Inc.	66,056	12,083,624
Agilent Technologies, Inc.	11,066	1,526,776
Align Technology, Inc.(b)	3,735	869,396
Amgen, Inc.	21,538	6,092,454
Baxter International, Inc.	87,949	2,964,761
Becton, Dickinson and Co.	19,737	4,379,640
Biogen, Inc.(b)	11,101	1,783,154
Bio-Techne Corp.	3,594	270,844
Boston Scientific Corp.(b)	42,545	3,857,130
Bristol-Myers Squibb Co.	220,837	13,077,967
Cardinal Health, Inc.	468,699	57,293,766
Catalent, Inc.(b)	17,078	1,043,637
Cencora, Inc.	276,461	69,543,765
Centene Corp.(b)	489,168	29,350,080
Charles River Laboratories International, Inc.(b)(c)	4,797	954,891
Cigna Group (The)	138,422	46,758,952
Cooper Cos., Inc. (The)(b)	8,038	839,649
CVS Health Corp.	1,465,337	87,700,419
Danaher Corp.	21,115	5,061,054
DaVita, Inc.(b)	17,868	2,969,126
DexCom, Inc.(b)	13,193	1,028,922
Edwards Lifesciences Corp.(b)	20,358	1,452,543
Elevance Health, Inc.	72,893	29,664,535
Eli Lilly and Co.	9,826	7,815,109
GE HealthCare Technologies, Inc.	52,245	4,347,829
Gilead Sciences, Inc.	78,123	7,232,627
HCA Healthcare, Inc.	40,370	13,209,871
Henry Schein, Inc.(b)	41,340	3,185,247
Hologic, Inc.(b)	11,459	910,991
Humana, Inc.	81,344	24,108,735
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	1,754	$739,750
Incyte Corp.(b)	14,071	1,049,556
Insulet Corp.(b)	1,850	493,543
Intuitive Surgical, Inc.(b)	3,580	1,940,360
IQVIA Holdings, Inc.(b)	14,806	2,973,637
Johnson & Johnson	122,299	18,957,568
Labcorp Holdings, Inc.	13,163	3,174,389
McKesson Corp.	141,345	88,835,333
Medtronic PLC	84,264	7,292,207
Merck & Co., Inc.	125,235	12,728,885
Mettler-Toledo International, Inc.(b)	603	754,474
Moderna, Inc.(b)(c)	17,155	738,694
Molina Healthcare, Inc.(b)	24,355	7,255,355
Pfizer, Inc.	444,654	11,654,381
Quest Diagnostics, Inc.	14,040	2,283,746
Regeneron Pharmaceuticals, Inc.(b)	2,769	2,077,359
ResMed, Inc.	4,429	1,102,910
Revvity, Inc.(c)	5,155	598,702
Solventum Corp.(b)	27,253	1,948,862
STERIS PLC	5,158	1,129,912
Stryker Corp.	13,443	5,271,672
Teleflex, Inc.	2,883	555,987
Thermo Fisher Scientific, Inc.	16,173	8,565,706
UnitedHealth Group, Inc.	150,661	91,933,342
Universal Health Services, Inc., Class B	15,034	3,081,970
Vertex Pharmaceuticals, Inc.(b)	4,956	2,320,052
Viatris, Inc.	303,348	3,970,825
Waters Corp.(b)(c)	2,027	779,827
West Pharmaceutical Services, Inc.	2,186	711,936
Zimmer Biomet Holdings, Inc.	16,503	1,849,986
Zoetis, Inc.	10,848	1,901,112
		739,778,220
Industrials-9.85%
3M Co.	42,851	5,721,894
A.O. Smith Corp.	11,456	853,357
Allegion PLC(c)	6,106	859,969
Amentum Holdings, Inc.(b)	27,311	665,023
AMETEK, Inc.	9,525	1,851,470
Automatic Data Processing, Inc.	16,154	4,958,147
Axon Enterprise, Inc.(b)	1,152	745,298
Boeing Co. (The)(b)	109,583	17,033,582
Broadridge Financial Solutions, Inc.	7,113	1,678,810
Builders FirstSource, Inc.(b)	21,640	4,035,211
C.H. Robinson Worldwide, Inc.	40,578	4,284,225
Carrier Global Corp.	72,107	5,578,919
Caterpillar, Inc.	44,961	18,259,112
Cintas Corp.	10,699	2,415,727
Copart, Inc.(b)	19,668	1,246,755
CSX Corp.	101,659	3,715,636
Cummins, Inc.	26,355	9,884,179
Dayforce, Inc.(b)(c)	6,417	513,296
Deere & Co.	33,112	15,426,881
Delta Air Lines, Inc.	310,609	19,823,066
Dover Corp.	10,680	2,199,012
Eaton Corp. PLC	18,378	6,899,469
Emerson Electric Co.	38,687	5,129,896
Equifax, Inc.	4,088	1,069,257
Expeditors International of Washington, Inc.	17,627	2,144,148
Fastenal Co.	24,752	2,068,277
FedEx Corp.	71,505	21,642,418
Fortive Corp.	19,513	1,547,966
	Shares	Value
Industrials-(continued)
GE Vernova, Inc.(b)	32,768	$10,948,444
Generac Holdings, Inc.(b)	6,664	1,254,165
General Dynamics Corp.	34,386	9,765,968
General Electric Co.	50,501	9,199,262
Honeywell International, Inc.	42,773	9,963,115
Howmet Aerospace, Inc.	17,285	2,046,198
Hubbell, Inc.	3,217	1,480,110
Huntington Ingalls Industries, Inc.	10,447	2,067,670
IDEX Corp.	3,689	850,794
Illinois Tool Works, Inc.	14,826	4,114,512
Ingersoll Rand, Inc.	18,022	1,877,352
J.B. Hunt Transport Services, Inc.	17,009	3,216,572
Jacobs Solutions, Inc.	27,343	3,861,652
Johnson Controls International PLC	86,451	7,249,781
L3Harris Technologies, Inc.	21,090	5,193,412
Leidos Holdings, Inc.	23,924	3,957,030
Lockheed Martin Corp.	29,086	15,398,419
Masco Corp.	22,905	1,845,227
Nordson Corp.	2,405	627,681
Norfolk Southern Corp.	11,471	3,164,275
Northrop Grumman Corp.	18,267	8,944,437
Old Dominion Freight Line, Inc.	7,176	1,615,605
Otis Worldwide Corp.	35,057	3,610,170
PACCAR, Inc.	86,873	10,164,141
Parker-Hannifin Corp.	7,884	5,541,664
Paychex, Inc.	9,041	1,322,427
Paycom Software, Inc.	2,387	553,593
Pentair PLC	10,426	1,136,330
Quanta Services, Inc.	19,128	6,589,979
Republic Services, Inc.	17,668	3,856,924
Rockwell Automation, Inc.	7,824	2,309,175
Rollins, Inc.	14,930	751,427
RTX Corp.	141,976	17,296,936
Snap-on, Inc.	4,299	1,589,297
Southwest Airlines Co.(c)	219,423	7,100,528
Stanley Black & Decker, Inc.	35,745	3,197,390
Textron, Inc.	36,881	3,158,120
Trane Technologies PLC	12,010	4,998,802
TransDigm Group, Inc.	1,322	1,656,426
Uber Technologies, Inc.(b)	129,364	9,309,033
Union Pacific Corp.	22,544	5,515,615
United Airlines Holdings, Inc.(b)	258,686	25,048,565
United Parcel Service, Inc., Class B	163,881	22,241,929
United Rentals, Inc.	4,730	4,096,180
Veralto Corp.	10,690	1,156,551
Verisk Analytics, Inc.	2,350	691,394
W.W. Grainger, Inc.	3,923	4,728,549
Wabtec Corp.	14,024	2,813,495
Waste Management, Inc.	23,466	5,355,411
Xylem, Inc.	14,949	1,894,786
		428,577,518
Information Technology-10.26%
Accenture PLC, Class A (Ireland)	43,046	15,598,579
Adobe, Inc.(b)	8,817	4,548,955
Advanced Micro Devices, Inc.(b)	35,541	4,875,337
Akamai Technologies, Inc.(b)	9,334	877,583
Amphenol Corp., Class A	48,996	3,559,559
Analog Devices, Inc.	10,019	2,184,643
ANSYS, Inc.(b)	1,697	595,817
Apple, Inc.	404,912	96,097,765
Applied Materials, Inc.	33,147	5,791,112
Arista Networks, Inc.(b)	4,029	1,635,049
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	5,087	$1,484,895
Broadcom, Inc.	65,309	10,585,283
Cadence Design Systems, Inc.(b)	3,586	1,100,221
CDW Corp.	22,115	3,890,692
Cisco Systems, Inc.	251,949	14,917,900
Cognizant Technology Solutions Corp., Class A	58,118	4,677,918
Corning, Inc.	67,933	3,306,299
CrowdStrike Holdings, Inc., Class A(b)	3,173	1,097,763
Dell Technologies, Inc., Class C	187,535	23,927,591
Enphase Energy, Inc.(b)	3,033	216,405
EPAM Systems, Inc.(b)	5,306	1,294,239
F5, Inc.(b)	3,093	774,333
Fair Isaac Corp.(b)	191	453,631
First Solar, Inc.(b)	3,794	756,030
Fortinet, Inc.(b)	17,151	1,630,203
Gartner, Inc.(b)	2,807	1,453,829
Gen Digital, Inc.	33,650	1,038,102
GoDaddy, Inc., Class A(b)	6,714	1,326,485
Hewlett Packard Enterprise Co.	392,637	8,331,757
HP, Inc.	371,400	13,158,702
Intel Corp.	654,684	15,745,150
International Business Machines Corp.	67,763	15,409,984
Intuit, Inc.	5,801	3,722,676
Jabil, Inc.	67,154	9,121,528
Juniper Networks, Inc.	30,715	1,103,283
Keysight Technologies, Inc.(b)	7,807	1,333,748
KLA Corp.	3,057	1,977,971
Lam Research Corp.	45,169	3,337,086
Microchip Technology, Inc.	19,779	1,348,334
Micron Technology, Inc.	54,586	5,346,699
Microsoft Corp.	133,045	56,339,236
Monolithic Power Systems, Inc.	447	253,735
Motorola Solutions, Inc.	5,456	2,726,363
NetApp, Inc.	12,696	1,557,037
NVIDIA Corp.	188,898	26,115,148
NXP Semiconductors N.V. (China)	13,280	3,046,034
ON Semiconductor Corp.(b)	25,291	1,798,696
Oracle Corp.	77,421	14,310,498
Palantir Technologies, Inc., Class A(b)	16,253	1,090,251
Palo Alto Networks, Inc.(b)	5,360	2,078,715
PTC, Inc.(b)	3,024	604,981
Qorvo, Inc.(b)	8,639	596,523
QUALCOMM, Inc.	51,836	8,217,561
Roper Technologies, Inc.	2,816	1,595,095
Salesforce, Inc.	33,508	11,057,305
Seagate Technology Holdings PLC	14,941	1,513,972
ServiceNow, Inc.(b)	2,689	2,821,944
Skyworks Solutions, Inc.	9,939	870,557
Super Micro Computer, Inc.(b)(c)	76,214	2,487,625
Synopsys, Inc.(b)	2,988	1,668,768
TE Connectivity PLC (Switzerland)	25,228	3,812,455
Teledyne Technologies, Inc.(b)	3,048	1,479,072
Teradyne, Inc.	4,800	528,000
Texas Instruments, Inc.	18,712	3,761,673
Trimble, Inc.(b)	15,283	1,115,200
Tyler Technologies, Inc.(b)	751	472,507
VeriSign, Inc.(b)	1,926	360,509
Western Digital Corp.(b)	46,575	3,399,509
Zebra Technologies Corp., Class A(b)	3,030	1,233,210
		446,545,315
	Shares	Value
Materials-2.51%
Air Products and Chemicals, Inc.	9,925	$3,318,225
Albemarle Corp.	19,871	2,140,107
Amcor PLC	288,953	3,074,460
Avery Dennison Corp.	9,063	1,866,525
Ball Corp.	45,086	2,802,546
Celanese Corp.	19,961	1,461,345
CF Industries Holdings, Inc.	17,268	1,548,249
Corteva, Inc.	69,532	4,327,672
Dow, Inc.	200,845	8,879,357
DuPont de Nemours, Inc.	34,523	2,885,777
Eastman Chemical Co.	20,589	2,156,080
Ecolab, Inc.	14,566	3,623,584
FMC Corp.	14,977	884,991
Freeport-McMoRan, Inc.	132,299	5,847,616
International Flavors & Fragrances, Inc.	25,394	2,319,996
International Paper Co.(c)	88,743	5,220,751
Linde PLC	16,330	7,527,967
LyondellBasell Industries N.V., Class A	102,124	8,511,014
Martin Marietta Materials, Inc.	2,987	1,792,200
Mosaic Co. (The)	107,573	2,846,381
Newmont Corp.	63,801	2,675,814
Nucor Corp.	53,043	8,205,221
Packaging Corp. of America	8,747	2,176,691
PPG Industries, Inc.	33,200	4,129,084
Sherwin-Williams Co. (The)	14,326	5,693,152
Smurfit WestRock PLC	100,841	5,548,272
Steel Dynamics, Inc.	37,390	5,431,645
Vulcan Materials Co.	7,376	2,125,247
		109,019,969
Real Estate-0.89%
Alexandria Real Estate Equities, Inc.	5,581	615,194
American Tower Corp.	11,116	2,323,244
AvalonBay Communities, Inc.	2,860	673,101
BXP, Inc.	9,744	798,911
Camden Property Trust	2,920	367,336
CBRE Group, Inc., Class A(b)	65,397	9,154,926
CoStar Group, Inc.(b)	7,722	628,107
Crown Castle, Inc.	12,975	1,378,594
Digital Realty Trust, Inc.	8,024	1,570,217
Equinix, Inc.	2,216	2,174,960
Equity Residential	8,623	661,039
Essex Property Trust, Inc.	1,298	402,977
Extra Space Storage, Inc.	4,072	696,149
Federal Realty Investment Trust	2,264	264,096
Healthpeak Properties, Inc.	24,883	547,177
Host Hotels & Resorts, Inc.	73,183	1,348,031
Invitation Homes, Inc.	16,449	563,378
Iron Mountain, Inc.	11,582	1,432,346
Kimco Realty Corp.	18,563	474,656
Mid-America Apartment Communities, Inc.	3,068	503,643
Prologis, Inc.	13,874	1,620,206
Public Storage	3,029	1,054,243
Realty Income Corp.	17,685	1,023,785
Regency Centers Corp.(c)	4,459	337,056
SBA Communications Corp., Class A	2,622	593,227
Simon Property Group, Inc.	8,292	1,522,411
UDR, Inc.	8,176	374,951
Ventas, Inc.(c)	16,860	1,080,220
VICI Properties, Inc.	25,626	835,664
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	12,773	$1,764,973
Weyerhaeuser Co.	53,988	1,741,653
		38,526,471
Utilities-2.46%
AES Corp. (The)	156,070	2,035,153
Alliant Energy Corp.	15,435	975,492
Ameren Corp.	19,931	1,881,287
American Electric Power Co., Inc.	44,166	4,410,417
American Water Works Co., Inc.	6,838	936,396
Atmos Energy Corp.	6,940	1,050,161
CenterPoint Energy, Inc.	71,442	2,330,438
CMS Energy Corp.	24,634	1,717,236
Consolidated Edison, Inc.	33,012	3,320,677
Constellation Energy Corp.	26,430	6,780,881
Dominion Energy, Inc.	56,524	3,320,785
DTE Energy Co.	22,395	2,816,843
Duke Energy Corp.	59,672	6,984,608
Edison International	45,842	4,022,635
Entergy Corp.	22,079	3,448,077
Evergy, Inc.	21,540	1,392,130
Eversource Energy	38,848	2,505,307
Exelon Corp.	131,689	5,209,617
FirstEnergy Corp.	69,060	2,938,503
NextEra Energy, Inc.	67,264	5,291,659
NiSource, Inc.	35,765	1,362,289
NRG Energy, Inc.	82,997	8,433,325
PG&E Corp.	291,730	6,310,120
Pinnacle West Capital Corp.(c)	12,612	1,181,744
PPL Corp.	59,228	2,068,834
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	27,186	$2,563,640
Sempra	37,030	3,468,600
Southern Co. (The)	68,061	6,066,277
Vistra Corp.	41,084	6,566,867
WEC Energy Group, Inc.	21,011	2,123,162
Xcel Energy, Inc.	50,324	3,651,509
		107,164,669
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $3,416,270,639)		4,346,972,157
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.52%
Invesco Private Government Fund, 4.63%(d)(e)(f)	18,580,915	18,580,915
Invesco Private Prime Fund, 4.71%(d)(e)(f)	47,487,374	47,501,620
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,082,535)		66,082,535
TOTAL INVESTMENTS IN SECURITIES-101.41% (Cost $3,482,353,174)		4,413,054,692
OTHER ASSETS LESS LIABILITIES-(1.41)%		(61,270,268)
NET ASSETS-100.00%		$4,351,784,424

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Ltd.	$1,381,299	$155,910	$(100,080)	$100,196	$(20,081)	$1,517,244	$16,589
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	19,090,598	(19,090,598)	-	-	-	20,796
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$36,153,465	$99,635,087	$(117,207,637)	$-	$-	$18,580,915	$284,442 *
Invesco Private Prime Fund	94,341,793	186,712,810	(233,545,603)	(5,515)	(1,865)	47,501,620	782,341 *
Total	$131,876,557	$305,594,405	$(369,943,918)	$94,681	$(21,946)	$67,599,779	$1,104,168

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.03%
Frontier Communications Parent, Inc.(b)	61,274	$2,132,948
Iridium Communications, Inc.(c)	11,309	336,103
New York Times Co. (The), Class A	17,819	966,859
Nexstar Media Group, Inc., Class A(c)	11,500	1,961,785
TKO Group Holdings, Inc.(b)(c)	8,436	1,163,831
Warner Music Group Corp., Class A(c)	84,574	2,750,346
ZoomInfo Technologies, Inc., Class A(b)(c)	44,371	485,419
		9,797,291
Consumer Discretionary-21.38%
Abercrombie & Fitch Co., Class A(b)	12,631	1,890,734
Aramark	179,793	7,315,777
Autoliv, Inc. (Sweden)	42,482	4,210,816
AutoNation, Inc.(b)	61,318	10,969,177
Boyd Gaming Corp.(c)	23,804	1,757,925
Brunswick Corp.	28,006	2,254,763
Burlington Stores, Inc.(b)	14,185	3,998,468
Capri Holdings Ltd.(b)(c)	50,122	1,173,356
Carter’s, Inc.	15,480	844,744
Choice Hotels International, Inc.(c)	4,741	717,029
Churchill Downs, Inc.	7,119	1,011,681
Columbia Sportswear Co.(c)	15,673	1,367,313
Crocs, Inc.(b)(c)	12,050	1,272,480
Dick’s Sporting Goods, Inc.	23,777	4,927,546
Duolingo, Inc.(b)	1,058	368,470
Five Below, Inc.(b)	14,718	1,364,359
Floor & Decor Holdings, Inc., Class A(b)(c)	14,838	1,664,972
GameStop Corp., Class A(b)	84,760	2,462,278
Gap, Inc. (The)(c)	275,053	6,670,035
Gentex Corp.(c)	30,508	932,324
Goodyear Tire & Rubber Co. (The)(b)(c)	949,805	10,200,906
Graham Holdings Co., Class B	2,299	2,140,645
Grand Canyon Education, Inc.(b)	2,683	441,595
H&R Block, Inc.	21,854	1,295,505
Harley-Davidson, Inc.(c)	60,679	2,040,635
Hilton Grand Vacations, Inc.(b)(c)	46,155	1,956,510
Hyatt Hotels Corp., Class A	17,822	2,814,807
KB Home	28,780	2,381,257
Lear Corp.	86,586	8,471,574
Light & Wonder, Inc.(b)	10,557	1,003,337
Lithia Motors, Inc., Class A(c)	46,434	17,965,315
Macy’s, Inc.	602,024	9,776,870
Marriott Vacations Worldwide Corp.	24,741	2,455,544
Mattel, Inc.(b)(c)	109,888	2,090,070
Murphy USA, Inc.	15,245	8,351,211
Nordstrom, Inc.	257,027	5,837,083
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,632	854,136
Penske Automotive Group, Inc.	75,471	12,568,940
Planet Fitness, Inc., Class A(b)(c)	5,163	513,977
Polaris, Inc.	38,814	2,678,166
PVH Corp.	36,009	3,902,295
RH(b)(c)	3,588	1,381,882
Service Corp. International(c)	19,946	1,767,016
Skechers U.S.A., Inc., Class A(b)	47,958	3,060,680
Taylor Morrison Home Corp., Class A(b)	41,364	3,055,559
Tempur Sealy International, Inc.	36,449	2,040,415
Texas Roadhouse, Inc.	11,608	2,382,774
Thor Industries, Inc.(c)	38,472	4,293,475
Toll Brothers, Inc.	27,001	4,459,755
TopBuild Corp.(b)	5,236	2,045,391
Travel + Leisure Co.	34,679	1,937,516
Under Armour, Inc., Class A(b)(c)	139,148	1,351,127
	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class C(b)	147,024	$1,289,400
Vail Resorts, Inc.(c)	6,140	1,100,534
Valvoline, Inc.(b)	14,749	585,683
Visteon Corp.(b)	16,805	1,569,083
Wendy’s Co. (The)	47,825	878,067
Whirlpool Corp.(c)	72,054	8,028,257
Williams-Sonoma, Inc.(c)	20,161	3,468,095
Wingstop, Inc.	531	174,577
Wyndham Hotels & Resorts, Inc.	6,852	672,729
YETI Holdings, Inc.(b)(c)	17,222	695,252
		203,151,892
Consumer Staples-9.59%
BellRing Brands, Inc.(b)	12,522	982,476
BJ’s Wholesale Club Holdings, Inc.(b)(c)	96,305	9,274,171
Boston Beer Co., Inc. (The), Class A(b)	2,843	899,070
Casey’s General Stores, Inc.	15,206	6,400,053
Celsius Holdings, Inc.(b)(c)	16,914	481,203
Coca-Cola Consolidated, Inc.	1,999	2,607,276
Coty, Inc., Class A(b)(c)	258,552	1,910,699
Darling Ingredients, Inc.(b)(c)	66,469	2,693,989
e.l.f. Beauty, Inc.(b)(c)	3,714	481,037
Flowers Foods, Inc.	85,241	1,928,151
Ingredion, Inc.	22,023	3,244,869
Lancaster Colony Corp.	3,984	740,387
Performance Food Group Co.(b)	304,798	26,895,376
Pilgrim’s Pride Corp.(b)(c)	169,564	8,751,198
Post Holdings, Inc.(b)(c)	26,168	3,152,721
Sprouts Farmers Market, Inc.(b)	27,050	4,178,684
US Foods Holding Corp.(b)	236,109	16,473,325
		91,094,685
Energy-5.53%
Antero Midstream Corp.	29,775	475,507
Antero Resources Corp.(b)	63,698	2,082,288
ChampionX Corp.	49,795	1,541,155
Chord Energy Corp.	12,746	1,625,370
Civitas Resources, Inc.	34,940	1,812,687
CNX Resources Corp.(b)(c)	19,299	781,995
DT Midstream, Inc.	4,789	508,209
Expand Energy Corp.(c)	20,662	2,044,711
HF Sinclair Corp.	267,527	10,949,880
Matador Resources Co.	24,904	1,494,489
Murphy Oil Corp.(c)	37,971	1,232,918
NOV, Inc.	215,450	3,451,509
Ovintiv, Inc.	103,604	4,705,694
PBF Energy, Inc., Class A(c)	439,212	13,830,786
Permian Resources Corp.(c)	124,677	1,952,442
Range Resources Corp.(c)	29,890	1,068,269
Valaris Ltd.(b)(c)	14,587	673,773
Viper Energy, Inc.(c)	7,289	394,408
Weatherford International PLC	22,867	1,881,954
		52,508,044
Financials-14.31%
Affiliated Managers Group, Inc.	4,885	916,133
Ally Financial, Inc.	190,720	7,624,986
American Financial Group, Inc.	22,920	3,366,031
Annaly Capital Management, Inc.	119,062	2,372,906
Associated Banc-Corp	38,869	1,037,414
Bank OZK	23,896	1,194,083
Brighthouse Financial, Inc.(b)(c)	36,702	1,918,414
Cadence Bank	30,054	1,147,762
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Carlyle Group, Inc. (The)	29,846	$1,588,703
CNO Financial Group, Inc.	50,920	2,031,708
Columbia Banking System, Inc.	46,894	1,454,183
Commerce Bancshares, Inc.	11,409	841,414
Cullen/Frost Bankers, Inc.	9,635	1,354,874
East West Bancorp, Inc.	20,614	2,260,943
Equitable Holdings, Inc.	130,448	6,291,507
Essent Group Ltd.	7,112	410,931
Euronet Worldwide, Inc.(b)(c)	14,820	1,558,027
Evercore, Inc., Class A	4,232	1,303,033
F.N.B. Corp.	66,473	1,140,012
Federated Hermes, Inc., Class B	17,523	749,108
Fidelity National Financial, Inc.	80,783	5,120,834
First American Financial Corp.	33,082	2,320,702
First Financial Bankshares, Inc.	7,179	299,221
First Horizon Corp.	122,551	2,589,503
FirstCash Holdings, Inc.	10,791	1,174,708
Flagstar Financial, Inc.(c)	235,914	2,823,891
Glacier Bancorp, Inc.	10,478	606,571
Hamilton Lane, Inc., Class A(c)	1,565	301,106
Hancock Whitney Corp.	15,333	910,474
Hanover Insurance Group, Inc. (The)	16,119	2,659,796
Home BancShares, Inc.	19,921	632,691
Houlihan Lokey, Inc.	5,001	945,639
Interactive Brokers Group, Inc., Class A	26,047	4,977,321
International Bancshares Corp.	6,399	467,959
Janus Henderson Group PLC	24,104	1,091,429
Jefferies Financial Group, Inc.	58,531	4,632,143
Kemper Corp.	29,891	2,136,908
Kinsale Capital Group, Inc.	1,171	595,383
MGIC Investment Corp.	17,880	469,529
Morningstar, Inc.	2,684	950,539
Old National Bancorp	56,522	1,309,050
Old Republic International Corp.	83,250	3,244,252
Pinnacle Financial Partners, Inc.	11,393	1,448,164
Primerica, Inc.	4,578	1,385,989
Prosperity Bancshares, Inc.	9,038	756,752
Reinsurance Group of America, Inc.	38,532	8,800,709
RenaissanceRe Holdings Ltd. (Bermuda)	15,534	4,445,054
RLI Corp.	4,100	721,190
Ryan Specialty Holdings, Inc., Class A	13,837	1,043,310
SEI Investments Co.	11,424	943,965
Selective Insurance Group, Inc.	19,275	1,967,785
SLM Corp.	55,381	1,516,332
SouthState Corp.(c)	9,472	1,048,456
Starwood Property Trust, Inc.(c)	40,812	831,340
Stifel Financial Corp.	24,816	2,873,693
Synovus Financial Corp.(c)	28,272	1,613,483
Texas Capital Bancshares, Inc.(b)	10,076	891,222
UMB Financial Corp.	9,450	1,185,880
United Bankshares, Inc.	16,223	685,746
Unum Group	88,656	6,817,646
Valley National Bancorp	158,393	1,685,301
Voya Financial, Inc.	39,549	3,282,567
Webster Financial Corp.	35,146	2,171,320
Western Alliance Bancorporation	22,244	2,082,261
Western Union Co. (The)	138,290	1,522,573
WEX, Inc.(b)(c)	5,087	959,713
Wintrust Financial Corp.	14,374	1,983,756
Zions Bancorporation N.A.	40,060	2,424,431
		135,910,459
	Shares	Value
Health Care-3.88%
Acadia Healthcare Co., Inc.(b)(c)	14,952	$607,500
Amedisys, Inc.(b)	9,038	826,164
Arrowhead Pharmaceuticals, Inc.(b)(c)	836	21,761
Avantor, Inc.(b)	97,719	2,057,962
BioMarin Pharmaceutical, Inc.(b)	11,668	770,438
Bio-Rad Laboratories, Inc., Class A(b)	3,005	1,023,293
Bruker Corp.	18,175	1,053,241
Chemed Corp.	1,554	889,494
Cytokinetics, Inc.(b)(c)	21	1,089
DENTSPLY SIRONA, Inc.	56,712	1,114,391
Doximity, Inc., Class A(b)(c)	4,799	254,347
Encompass Health Corp.	20,922	2,153,711
Enovis Corp.(b)(c)	16,891	824,450
Envista Holdings Corp.(b)(c)	49,933	1,113,007
Exelixis, Inc.(b)	29,112	1,061,423
Globus Medical, Inc., Class A(b)	12,264	1,049,921
Haemonetics Corp.(b)(c)	6,707	586,661
Halozyme Therapeutics, Inc.(b)(c)	5,362	258,448
HealthEquity, Inc.(b)(c)	5,374	545,676
Illumina, Inc.(b)(c)	13,199	1,902,636
Jazz Pharmaceuticals PLC(b)(c)	13,842	1,683,049
Lantheus Holdings, Inc.(b)(c)	5,213	465,364
LivaNova PLC(b)(c)	9,507	499,117
Masimo Corp.(b)(c)	6,840	1,180,174
Medpace Holdings, Inc.(b)	2,209	752,452
Neogen Corp.(b)(c)	21,919	310,811
Neurocrine Biosciences, Inc.(b)	6,634	840,859
Option Care Health, Inc.(b)(c)	54,897	1,306,549
Penumbra, Inc.(b)(c)	2,319	566,114
Perrigo Co. PLC(c)	61,479	1,754,611
Repligen Corp.(b)(c)	1,644	247,488
Roivant Sciences Ltd.(b)(c)	5,074	64,490
Sarepta Therapeutics, Inc.(b)(c)	4,618	615,764
Sotera Health Co.(b)	25,005	329,316
Tenet Healthcare Corp.(b)	49,466	7,057,809
United Therapeutics Corp.(b)	2,953	1,094,057
		36,883,637
Industrials-23.49%
AAON, Inc.	4,850	661,249
Acuity Brands, Inc.	5,710	1,831,140
Advanced Drainage Systems, Inc.	7,548	1,021,169
AECOM	62,196	7,275,066
AGCO Corp.(c)	56,793	5,748,020
American Airlines Group, Inc.(b)(c)	1,922,314	27,911,999
Applied Industrial Technologies, Inc.	8,444	2,319,736
Avis Budget Group, Inc.(c)	60,061	6,550,853
Brink’s Co. (The)	17,219	1,665,249
BWX Technologies, Inc.	10,106	1,322,370
CACI International, Inc., Class A(b)	6,179	2,841,598
Carlisle Cos., Inc.	4,616	2,108,127
Chart Industries, Inc.(b)(c)	13,053	2,522,492
Clean Harbors, Inc.(b)	8,884	2,310,640
CNH Industrial N.V.	856,937	10,763,129
Comfort Systems USA, Inc.	6,726	3,317,734
Concentrix Corp.(c)	49,203	2,211,675
Core & Main, Inc., Class A(b)	65,662	3,187,890
Crane Co.	5,524	1,005,810
Curtiss-Wright Corp.	3,713	1,387,288
Donaldson Co., Inc.	19,403	1,514,404
EMCOR Group, Inc.	13,323	6,796,329
EnerSys	13,624	1,316,896
ESAB Corp.	10,706	1,381,930
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
ExlService Holdings, Inc.(b)(c)	17,982	$833,646
Exponent, Inc.	1,935	191,004
Flowserve Corp.	37,132	2,265,795
Fluor Corp.(b)	131,790	7,397,373
Fortune Brands Innovations, Inc.	22,109	1,731,135
FTI Consulting, Inc.(b)(c)	6,366	1,289,242
GATX Corp.(c)	4,118	676,011
Genpact Ltd.	44,936	2,074,246
Graco, Inc.	9,906	902,238
GXO Logistics, Inc.(b)(c)	78,372	4,767,369
Hexcel Corp.	11,614	736,211
Insperity, Inc.	28,429	2,241,627
ITT, Inc.	9,864	1,539,968
KBR, Inc.	44,316	2,695,742
Kirby Corp.(b)	10,276	1,300,017
Knight-Swift Transportation Holdings, Inc.	55,494	3,294,124
Landstar System, Inc.	10,328	1,920,182
Lennox International, Inc.	3,269	2,180,848
Lincoln Electric Holdings, Inc.	8,813	1,925,464
ManpowerGroup, Inc.	98,101	6,314,761
MasTec, Inc.(b)(c)	41,730	6,011,624
Maximus, Inc.	22,809	1,699,270
Middleby Corp. (The)(b)(c)	11,342	1,626,329
MSA Safety, Inc.	3,940	684,811
MSC Industrial Direct Co., Inc., Class A(c)	18,933	1,625,966
Nextracker, Inc., Class A(b)	27,829	1,061,955
nVent Electric PLC	20,323	1,591,494
Oshkosh Corp.	39,655	4,505,205
Owens Corning	22,885	4,705,614
Parsons Corp.(b)	23,967	2,298,675
Paylocity Holding Corp.(b)	3,359	697,127
RB Global, Inc. (Canada)	19,099	1,867,118
RBC Bearings, Inc.(b)(c)	2,104	705,071
Regal Rexnord Corp.	15,748	2,719,837
Ryder System, Inc.	34,010	5,742,248
Saia, Inc.(b)(c)	2,749	1,564,401
Science Applications International Corp.	20,533	2,551,225
Sensata Technologies Holding PLC(c)	44,622	1,434,151
Simpson Manufacturing Co., Inc.	4,660	877,944
Terex Corp.	38,812	2,126,509
Tetra Tech, Inc.	42,362	1,758,447
Timken Co. (The)	22,248	1,723,108
Toro Co. (The)	20,650	1,798,202
Trex Co., Inc.(b)(c)	7,236	542,917
UFP Industries, Inc.	21,720	2,951,748
Valmont Industries, Inc.	5,730	1,993,238
Watsco, Inc.(c)	5,996	3,307,394
Watts Water Technologies, Inc., Class A	4,368	942,571
WESCO International, Inc.	52,810	11,173,012
Woodward, Inc.	7,523	1,356,547
XPO, Inc.(b)	28,119	4,285,617
		223,179,171
Information Technology-8.44%
Allegro MicroSystems, Inc. (Japan)(b)(c)	15,989	347,441
Altair Engineering, Inc., Class A(b)(c)	2,729	288,210
Amkor Technology, Inc.	80,313	2,123,476
AppFolio, Inc., Class A(b)	1,227	311,351
Arrow Electronics, Inc.(b)(c)	91,730	11,022,277
ASGN, Inc.(b)	17,768	1,626,660
Aspen Technology, Inc.(b)(c)	1,919	479,750
Avnet, Inc.	180,196	9,858,523
Belden, Inc.	8,602	1,052,885
	Shares	Value
Information Technology-(continued)
Blackbaud, Inc.(b)(c)	5,142	$431,619
Ciena Corp.(b)(c)	27,550	1,920,786
Cirrus Logic, Inc.(b)	5,302	553,794
Cognex Corp.	8,349	333,793
Coherent Corp.(b)(c)	23,199	2,323,612
Commvault Systems, Inc.(b)	2,241	384,533
Crane NXT Co.	9,148	573,397
Dolby Laboratories, Inc., Class A	6,721	526,389
Dropbox, Inc., Class A(b)	39,417	1,090,274
Dynatrace, Inc.(b)	11,286	634,160
Fabrinet (Thailand)(b)(c)	4,791	1,123,873
IPG Photonics Corp.(b)	6,272	489,467
Kyndryl Holdings, Inc.(b)	261,330	9,070,764
Lattice Semiconductor Corp.(b)(c)	5,360	304,180
Littelfuse, Inc.	3,422	844,105
Lumentum Holdings, Inc.(b)(c)	9,318	810,386
MACOM Technology Solutions Holdings, Inc.(b)(c)	2,558	339,754
Manhattan Associates, Inc.(b)	1,446	412,746
MKS Instruments, Inc.	12,242	1,391,181
Novanta, Inc.(b)	2,015	336,465
Onto Innovation, Inc.(b)	1,732	284,360
Power Integrations, Inc.	2,643	173,143
Pure Storage, Inc., Class A(b)	23,545	1,247,649
Qualys, Inc.(b)(c)	1,757	269,875
Rambus, Inc.(b)	4,470	258,411
Silicon Laboratories, Inc.(b)(c)	1,869	206,805
Synaptics, Inc.(b)(c)	4,917	394,540
TD SYNNEX Corp.	191,747	22,815,975
Teradata Corp.(b)	24,100	744,690
Universal Display Corp.	1,198	197,095
Vishay Intertechnology, Inc.	64,928	1,240,125
Vontier Corp.	34,707	1,362,597
		80,201,116
Materials-8.39%
Alcoa Corp.	126,949	5,894,242
AptarGroup, Inc.	8,937	1,545,744
Arcadium Lithium PLC (Argentina)(b)(c)	145,804	765,471
Ashland, Inc.	9,303	726,192
Avient Corp.	25,586	1,311,283
Axalta Coating Systems Ltd.(b)(c)	58,030	2,347,894
Berry Global Group, Inc.	71,369	5,160,692
Cabot Corp.	14,562	1,596,287
Chemours Co. (The)	122,883	2,671,476
Cleveland-Cliffs, Inc.(b)(c)	677,547	8,435,460
Commercial Metals Co.	61,099	3,769,197
Crown Holdings, Inc.	49,427	4,551,732
Eagle Materials, Inc.	3,201	988,853
Graphic Packaging Holding Co.	116,963	3,519,417
Greif, Inc., Class A	33,538	2,382,204
Knife River Corp.(b)	13,086	1,354,401
Louisiana-Pacific Corp.	11,422	1,350,080
NewMarket Corp.(c)	1,890	1,008,428
Olin Corp.	58,759	2,502,546
Reliance, Inc.	19,704	6,329,713
Royal Gold, Inc.(c)	1,640	239,866
RPM International, Inc.	23,240	3,225,247
Scotts Miracle-Gro Co. (The)(c)	19,397	1,495,315
Silgan Holdings, Inc.	44,449	2,557,151
Sonoco Products Co.	46,086	2,390,942
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
United States Steel Corp.(c)	179,862	$7,332,974
Westlake Corp.	33,493	4,300,501
		79,753,308
Real Estate-2.20%
Agree Realty Corp.	2,910	223,488
American Homes 4 Rent, Class A	15,764	603,604
Brixmor Property Group, Inc.	17,201	517,234
COPT Defense Properties(c)	9,261	305,150
Cousins Properties, Inc.	10,633	337,491
CubeSmart	7,514	372,394
EastGroup Properties, Inc.	1,250	215,263
EPR Properties	5,502	249,626
Equity LifeStyle Properties, Inc.	7,689	548,456
First Industrial Realty Trust, Inc.	4,340	231,973
Gaming and Leisure Properties, Inc.	11,008	568,123
Healthcare Realty Trust, Inc.	26,799	490,958
Independence Realty Trust, Inc.(c)	11,954	261,075
Jones Lang LaSalle, Inc.(b)	32,878	9,225,567
Kilroy Realty Corp.(c)	11,622	482,662
Kite Realty Group Trust	11,868	327,201
Lamar Advertising Co., Class A(c)	6,385	855,718
National Storage Affiliates Trust(c)	6,594	297,389
NNN REIT, Inc.(c)	6,699	294,622
Omega Healthcare Investors, Inc.	9,363	380,231
Park Hotels & Resorts, Inc.(c)	72,502	1,127,406
PotlatchDeltic Corp.	9,022	404,546
Rayonier, Inc.	12,071	384,703
Rexford Industrial Realty, Inc.(c)	6,541	275,245
Sabra Health Care REIT, Inc.	13,950	261,283
STAG Industrial, Inc.	7,066	259,958
Vornado Realty Trust(c)	18,719	805,853
W.P. Carey, Inc.	9,916	565,807
		20,873,026
Utilities-1.70%
ALLETE, Inc.	9,188	596,117
	Shares	Value
Utilities-(continued)
Black Hills Corp.	13,445	$861,421
Essential Utilities, Inc.	18,842	754,245
IDACORP, Inc.(c)	6,764	801,331
National Fuel Gas Co.	11,142	712,754
New Jersey Resources Corp.	13,768	710,153
NorthWestern Energy Group, Inc.	10,066	556,046
OGE Energy Corp.	25,876	1,137,509
ONE Gas, Inc.	10,812	843,012
Ormat Technologies, Inc.(c)	4,467	364,597
Portland General Electric Co.	23,344	1,118,645
Southwest Gas Holdings, Inc.	28,208	2,204,737
Spire, Inc.	15,062	1,102,388
TXNM Energy, Inc.	16,670	817,664
UGI Corp.(c)	118,036	3,584,753
		16,165,372
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $752,203,785)		949,518,001
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.13%
Invesco Private Government Fund, 4.63%(d)(e)(f)	40,272,410	40,272,410
Invesco Private Prime Fund, 4.71%(d)(e)(f)	103,445,822	103,476,856
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $143,749,266)		143,749,266
TOTAL INVESTMENTS IN SECURITIES-115.07% (Cost $895,953,051)		1,093,267,267
OTHER ASSETS LESS LIABILITIES-(15.07)%		(143,170,619)
NET ASSETS-100.00%		$950,096,648

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,678	$2,911,798	$(3,040,476)	$-	$-	$-	$2,054
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$28,740,449	$96,469,634	$(84,937,673)	$-	$-	$40,272,410	$479,585 *
Invesco Private Prime Fund	73,657,884	207,075,680	(177,245,446)	(6,193)	(5,069)	103,476,856	1,280,642 *
Total	$102,527,011	$306,457,112	$(265,223,595)	$(6,193)	$(5,069)	$143,749,266	$1,762,281

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-5.39%
Cable One, Inc.	6,006	$2,523,841
CarGurus, Inc.(b)	37,080	1,402,366
Cars.com, Inc.(b)	49,686	987,261
Cinemark Holdings, Inc.(b)(c)	124,568	4,300,087
Cogent Communications Holdings, Inc.	18,153	1,491,995
Consolidated Communications Holdings, Inc.(b)(c)	293,581	1,371,023
EchoStar Corp., Class A(b)(c)	1,241,528	31,398,243
Gogo, Inc.(b)(c)	68,332	548,706
IAC, Inc.(b)(c)	96,560	4,570,185
John Wiley & Sons, Inc., Class A(c)	48,544	2,533,026
Lumen Technologies, Inc.(b)	2,819,546	20,695,468
Madison Square Garden Sports Corp., Class A(b)	6,215	1,429,139
QuinStreet, Inc.(b)	39,427	898,147
Scholastic Corp.	65,897	1,738,363
Shenandoah Telecommunications Co.	23,526	313,602
Shutterstock, Inc.	32,546	1,031,057
TechTarget, Inc.(b)	11,295	362,683
TEGNA, Inc.	251,916	4,728,463
Telephone and Data Systems, Inc.	272,354	9,309,060
Thryv Holdings, Inc.(b)(c)	58,470	924,995
TripAdvisor, Inc.(b)	167,375	2,398,484
Yelp, Inc.(b)	49,819	1,904,082
Ziff Davis, Inc.(b)(c)	34,571	2,034,503
		98,894,779
Consumer Discretionary-24.11%
Academy Sports & Outdoors, Inc.(c)	129,556	6,380,633
Adient PLC(b)(c)	907,360	17,448,533
Adtalem Global Education, Inc.(b)	27,094	2,476,663
Advance Auto Parts, Inc.(c)	342,043	14,143,478
American Axle & Manufacturing Holdings, Inc.(b)	1,351,476	8,933,256
American Eagle Outfitters, Inc.	346,795	6,672,336
Asbury Automotive Group, Inc.(b)(c)	89,878	23,353,001
BJ’s Restaurants, Inc.(b)(c)	53,448	2,054,541
Bloomin’ Brands, Inc.(c)	341,931	4,766,518
Boot Barn Holdings, Inc.(b)(c)	13,696	1,878,269
Brinker International, Inc.(b)	79,008	10,450,388
Buckle, Inc. (The)(c)	34,860	1,815,857
Caleres, Inc.(c)	111,199	3,454,953
Cavco Industries, Inc.(b)	5,227	2,689,291
Century Communities, Inc.	49,030	4,430,351
Cheesecake Factory, Inc. (The)(c)	116,768	5,913,132
Cracker Barrel Old Country Store, Inc.(c)	110,347	6,130,879
Dana, Inc.	1,349,130	13,491,300
Dave & Buster’s Entertainment, Inc.(b)(c)	86,306	3,393,552
Dorman Products, Inc.(b)	21,107	2,954,558
Ethan Allen Interiors, Inc.	25,827	793,664
Etsy, Inc.(b)	63,225	3,468,523
Foot Locker, Inc.(c)	381,155	9,586,048
Fox Factory Holding Corp.(b)(c)	42,016	1,364,680
Frontdoor, Inc.(b)	48,858	2,863,079
Gentherm, Inc.(b)	38,193	1,607,925
G-III Apparel Group Ltd.(b)(c)	124,832	3,698,772
Golden Entertainment, Inc.(c)	31,303	1,056,163
Green Brick Partners, Inc.(b)	30,919	2,209,472
Group 1 Automotive, Inc.(c)	63,002	26,826,252
Guess?, Inc.(c)	185,609	3,055,124
Hanesbrands, Inc.(b)(c)	925,837	8,054,782
Helen of Troy Ltd.(b)(c)	42,300	3,101,859
	Shares	Value
Consumer Discretionary-(continued)
Installed Building Products, Inc.	16,057	$3,672,878
Jack in the Box, Inc.(c)	44,735	2,185,305
Kohl’s Corp.(c)	1,088,026	16,287,749
Kontoor Brands, Inc.	43,388	3,982,151
La-Z-Boy, Inc.	60,343	2,731,728
LCI Industries	41,098	4,965,049
Leggett & Platt, Inc.	440,200	5,542,118
Leslie’s, Inc.(b)(c)	566,716	1,303,447
LGI Homes, Inc.(b)(c)	24,148	2,643,965
M/I Homes, Inc.(b)	31,562	5,208,677
MarineMax, Inc.(b)	90,499	3,105,926
Meritage Homes Corp.	39,660	7,577,836
Mister Car Wash, Inc.(b)(c)	179,818	1,438,544
Monarch Casino & Resort, Inc.	8,318	698,795
Monro, Inc.	62,625	1,761,015
National Vision Holdings, Inc.(b)(c)	232,794	2,816,807
Newell Brands, Inc.	1,256,221	12,047,159
ODP Corp. (The)(b)	317,722	8,159,101
Oxford Industries, Inc.(c)	22,666	1,885,131
Papa John’s International, Inc.(c)	53,147	2,648,315
Patrick Industries, Inc.(c)	33,746	4,535,125
PENN Entertainment, Inc.(b)(c)	398,736	8,608,710
Perdoceo Education Corp.	36,818	1,010,654
PHINIA, Inc.	95,303	5,344,592
Revelyst, Inc.(b)	85,385	1,613,777
Sabre Corp.(b)(c)	1,161,987	4,543,369
Sally Beauty Holdings, Inc.(b)(c)	362,457	5,049,026
Shake Shack, Inc., Class A(b)(c)	14,885	1,990,571
Shoe Carnival, Inc.(c)	36,926	1,246,622
Signet Jewelers Ltd.(c)	95,424	9,561,485
Six Flags Entertainment Corp.	57,485	2,655,232
Sonic Automotive, Inc., Class A	314,613	21,752,343
Sonos, Inc.(b)(c)	165,815	2,256,742
Standard Motor Products, Inc.	52,430	1,723,898
Steven Madden Ltd.	58,682	2,674,726
Strategic Education, Inc.	15,763	1,557,542
Stride, Inc.(b)(c)	30,802	3,291,810
Sturm, Ruger & Co., Inc.	15,381	585,862
Topgolf Callaway Brands Corp.(b)(c)	518,847	4,368,692
Tri Pointe Homes, Inc.(b)	117,219	5,102,543
Upbound Group, Inc.	167,961	5,776,179
Urban Outfitters, Inc.(b)	186,697	9,097,745
V.F. Corp.(c)	691,528	13,989,611
Victoria’s Secret & Co.(b)	328,030	12,740,685
Winnebago Industries, Inc.(c)	67,447	3,948,347
Wolverine World Wide, Inc.(c)	160,204	3,715,131
Worthington Enterprises, Inc.	55,355	2,265,127
XPEL, Inc.(b)(c)(d)	11,456	498,336
		442,684,010
Consumer Staples-8.38%
Andersons, Inc. (The)	323,632	15,450,192
B&G Foods, Inc.(c)	272,711	1,821,709
Cal-Maine Foods, Inc.	41,775	4,077,658
Central Garden & Pet Co.(b)(c)	53,253	2,116,807
Central Garden & Pet Co., Class A(b)	61,806	2,088,425
Chefs’ Warehouse, Inc. (The)(b)	112,058	5,010,113
Edgewell Personal Care Co.	75,463	2,760,437
Energizer Holdings, Inc.	124,931	4,761,120
Fresh Del Monte Produce, Inc.	187,023	6,312,026
Grocery Outlet Holding Corp.(b)(c)	315,699	6,629,679
Hain Celestial Group, Inc. (The)(b)(c)	259,687	2,147,611
Inter Parfums, Inc.(c)	14,449	1,989,049
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
J&J Snack Foods Corp.(c)	11,869	$2,062,714
John B. Sanfilippo & Son, Inc.	14,173	1,223,839
MGP Ingredients, Inc.(c)	11,407	527,916
National Beverage Corp.(c)	35,156	1,736,355
PriceSmart, Inc.	66,769	5,991,850
Simply Good Foods Co. (The)(b)(c)	46,548	1,852,145
SpartanNash Co.	541,596	10,279,492
Tootsie Roll Industries, Inc.(c)	27,831	921,206
TreeHouse Foods, Inc.(b)	99,513	3,417,276
United Natural Foods, Inc.(b)(c)	2,456,450	60,993,654
Universal Corp.	67,837	3,874,849
USANA Health Sciences, Inc.(b)	27,976	1,077,915
WD-40 Co.	2,781	770,587
WK Kellogg Co.	188,366	3,918,013
		153,812,637
Energy-8.19%
Archrock, Inc.	67,663	1,733,526
Bristow Group, Inc.(b)	50,316	1,923,077
Cactus, Inc., Class A	24,659	1,693,087
California Resources Corp.	58,779	3,477,366
Comstock Resources, Inc.(c)	169,822	2,644,129
CONSOL Energy, Inc.(c)	29,759	3,889,501
Core Laboratories, Inc.(c)	37,204	757,101
CVR Energy, Inc.(c)	486,429	9,412,401
Dorian LPG Ltd.(c)	20,076	491,260
Green Plains, Inc.(b)(c)	284,236	3,069,749
Helix Energy Solutions Group, Inc.(b)(c)	182,913	1,955,340
Helmerich & Payne, Inc.(c)	115,128	3,986,883
Innovex International, Inc.(b)(c)	39,544	643,381
Liberty Energy, Inc., Class A	291,125	5,356,700
Magnolia Oil & Gas Corp., Class A(c)	67,648	1,876,555
Nabors Industries Ltd.(b)(c)	58,643	4,306,155
Northern Oil and Gas, Inc.(c)	70,389	3,061,218
Oceaneering International, Inc.(b)	139,067	4,169,229
Par Pacific Holdings, Inc.(b)	589,663	10,277,826
Patterson-UTI Energy, Inc.	870,529	7,312,444
Peabody Energy Corp.	242,167	5,775,683
ProPetro Holding Corp.(b)(c)	261,520	2,196,768
REX American Resources Corp.(b)	20,158	873,043
RPC, Inc.(c)	316,187	2,036,244
SM Energy Co.(c)	79,332	3,585,013
Talos Energy, Inc.(b)(c)	197,172	2,218,185
Tidewater, Inc.(b)(c)	21,758	1,125,324
Vital Energy, Inc.(b)(c)	86,675	2,845,540
World Kinect Corp.(c)	1,995,970	57,783,331
		150,476,059
Financials-12.69%
Ambac Financial Group, Inc.(b)	34,995	449,336
Ameris Bancorp(c)	31,210	2,193,439
AMERISAFE, Inc.	7,784	459,412
Apollo Commercial Real Estate Finance, Inc.(c)	110,597	1,023,022
Arbor Realty Trust, Inc.(c)	134,276	1,969,829
Artisan Partners Asset Management, Inc., Class A(c)	33,657	1,642,125
Assured Guaranty Ltd.	14,135	1,318,513
Atlantic Union Bankshares Corp.(c)	39,458	1,674,203
Axos Financial, Inc.(b)	35,618	2,950,951
Banc of California, Inc.	103,822	1,788,853
BancFirst Corp.	9,930	1,253,960
Bancorp, Inc. (The)(b)	16,169	944,755
	Shares	Value
Financials-(continued)
Bank of Hawaii Corp.	19,700	$1,555,906
BankUnited, Inc.	70,422	2,962,654
Banner Corp.(c)	17,029	1,270,193
Berkshire Hills Bancorp, Inc.	27,853	848,959
BGC Group, Inc., Class A	276,517	2,693,276
Blackstone Mortgage Trust, Inc., Class A(c)	127,035	2,441,613
Bread Financial Holdings, Inc.	129,119	7,596,071
BrightSphere Investment Group, Inc.	23,233	724,405
Brookline Bancorp, Inc.	77,908	980,862
Capitol Federal Financial, Inc.	81,577	544,934
Cathay General Bancorp	40,355	2,098,864
Central Pacific Financial Corp.	15,502	494,824
City Holding Co.(c)	3,747	492,056
Cohen & Steers, Inc.(c)	6,509	681,232
Comerica, Inc.	111,570	8,060,932
Community Financial System, Inc.(c)	18,649	1,291,070
Customers Bancorp, Inc.(b)(c)	38,038	2,147,245
CVB Financial Corp.(c)	48,182	1,128,422
Dime Community Bancshares, Inc.(c)	32,245	1,156,951
Donnelley Financial Solutions, Inc.(b)(c)	14,331	863,443
Eagle Bancorp, Inc.	39,218	1,151,440
Ellington Financial, Inc.	37,221	460,052
Employers Holdings, Inc.	22,458	1,198,359
Encore Capital Group, Inc.(b)(c)	32,003	1,574,068
Enova International, Inc.(b)	37,278	3,933,202
EVERTEC, Inc.	28,980	1,043,280
EZCORP, Inc., Class A(b)(c)	135,781	1,737,997
FB Financial Corp.(c)	20,162	1,138,145
First Bancorp	73,234	1,514,479
First Bancorp/Southern Pines NC	16,287	770,375
First Commonwealth Financial Corp.	49,843	938,544
First Financial Bancorp	58,248	1,720,063
First Hawaiian, Inc.(c)	63,451	1,751,882
Franklin BSP Realty Trust, Inc.(c)	50,080	655,046
Fulton Financial Corp.(c)	113,829	2,456,430
Genworth Financial, Inc., Class A(b)	1,289,289	10,056,454
Goosehead Insurance, Inc., Class A(b)(c)	3,814	481,022
Green Dot Corp., Class A(b)	170,679	1,752,873
HA Sustainable Infrastructure Capital, Inc.(c)	13,415	420,694
Hanmi Financial Corp.	27,223	720,048
HCI Group, Inc.(c)	8,641	1,053,079
Heritage Financial Corp.	17,281	457,082
Hilltop Holdings, Inc.	58,574	1,853,867
Hope Bancorp, Inc.	107,511	1,464,300
Horace Mann Educators Corp.	57,037	2,388,139
Independent Bank Corp.	19,332	1,399,443
Independent Bank Group, Inc.	21,280	1,424,058
Jackson Financial, Inc., Class A	65,983	6,610,837
KKR Real Estate Finance Trust, Inc.(c)	65,084	756,927
Lakeland Financial Corp.(c)	7,980	586,211
Lincoln National Corp.(c)	702,223	24,957,005
Mercury General Corp.	108,347	8,555,079
Moelis & Co., Class A	17,742	1,365,779
Mr. Cooper Group, Inc.(b)	27,226	2,686,389
National Bank Holdings Corp., Class A	17,729	846,382
Navient Corp.	382,704	5,962,528
NBT Bancorp, Inc.	20,732	1,039,088
NCR Atleos Corp.(b)(c)	195,321	6,408,482
New York Mortgage Trust, Inc.(c)	80,000	491,200
NMI Holdings, Inc., Class A(b)	18,524	740,775
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Northwest Bancshares, Inc.	66,078	$970,025
OFG Bancorp	23,623	1,072,957
Pacific Premier Bancorp, Inc.	35,073	996,073
Palomar Holdings, Inc.(b)(c)	5,846	633,122
Park National Corp.(c)	4,324	823,117
Pathward Financial, Inc.	14,214	1,192,270
Payoneer Global, Inc.(b)	160,177	1,747,531
PennyMac Mortgage Investment Trust(c)	133,086	1,808,639
Piper Sandler Cos.	6,830	2,342,622
PJT Partners, Inc., Class A	12,984	2,173,002
PRA Group, Inc.(b)	56,768	1,203,482
Preferred Bank(c)	7,934	748,414
ProAssurance Corp.(b)	109,994	1,839,100
PROG Holdings, Inc.	64,357	3,131,612
Provident Financial Services, Inc.	54,754	1,156,404
Radian Group, Inc.	47,969	1,716,811
Ready Capital Corp.(c)	183,704	1,353,898
Redwood Trust, Inc.	128,752	921,864
Renasant Corp.	37,844	1,423,691
S&T Bancorp, Inc.(c)	16,341	699,231
Safety Insurance Group, Inc.	15,012	1,288,630
Seacoast Banking Corp. of Florida	35,885	1,075,115
ServisFirst Bancshares, Inc.(c)	14,616	1,399,920
Simmons First National Corp., Class A	85,521	2,091,844
SiriusPoint Ltd. (Sweden)(b)	250,517	3,862,972
Southside Bancshares, Inc.	15,758	553,421
Stellar Bancorp, Inc.	28,878	895,507
StepStone Group, Inc., Class A	17,149	1,129,948
Stewart Information Services Corp.	38,359	2,880,377
StoneX Group, Inc.(b)	28,670	2,974,799
Tompkins Financial Corp.	7,381	563,244
Triumph Financial, Inc.(b)(c)	7,358	787,968
Trupanion, Inc.(b)(c)	31,818	1,696,218
TrustCo Bank Corp.	9,491	353,445
Trustmark Corp.	36,384	1,422,978
Two Harbors Investment Corp.(c)	76,143	894,680
United Community Banks, Inc.	61,222	2,069,916
United Fire Group, Inc., (Acquired 06/19/2020 - 11/26/2024; Cost $1,664,792)(e)	70,407	2,154,454
Veritex Holdings, Inc.	39,055	1,187,663
Virtu Financial, Inc., Class A	91,184	3,402,075
Virtus Investment Partners, Inc.	5,322	1,314,374
WaFd, Inc.	46,670	1,707,189
Walker & Dunlop, Inc.	11,851	1,305,743
Westamerica Bancorporation	7,977	456,524
WisdomTree, Inc.(c)	49,605	592,780
World Acceptance Corp.(b)(c)	5,977	722,739
WSFS Financial Corp.	32,867	1,972,677
		232,934,478
Health Care-5.44%
AdaptHealth Corp.(b)(c)	375,771	3,768,983
Addus HomeCare Corp.(b)(c)	10,565	1,297,805
ADMA Biologics, Inc.(b)	22,468	451,831
Alkermes PLC(b)(c)	67,919	1,971,009
AMN Healthcare Services, Inc.(b)(c)	87,143	2,268,332
Amphastar Pharmaceuticals, Inc.(b)(c)	18,260	825,169
ANI Pharmaceuticals, Inc.(b)(c)	11,334	648,645
Arcus Biosciences, Inc.(b)(c)	16,993	262,372
Artivion, Inc.(b)	18,386	542,755
Astrana Health, Inc.(b)(c)	36,176	1,564,612
Avanos Medical, Inc.(b)	34,954	669,719
	Shares	Value
Health Care-(continued)
BioLife Solutions, Inc.(b)(c)	6,221	$170,891
Catalyst Pharmaceuticals, Inc.(b)	26,439	583,509
Certara, Inc.(b)	40,873	458,186
Collegium Pharmaceutical, Inc.(b)(c)	18,920	577,060
CONMED Corp.(c)	20,813	1,540,994
Corcept Therapeutics, Inc.(b)(c)	18,406	1,061,658
CorVel Corp.(b)	3,385	1,236,879
Cytek Biosciences, Inc.(b)(c)	49,531	323,437
Dynavax Technologies Corp.(b)(c)	27,471	353,277
Embecta Corp.	90,937	1,894,218
Fortrea Holdings, Inc.(b)(c)	169,134	3,560,271
Fulgent Genetics, Inc.(b)(c)	15,976	292,361
Glaukos Corp.(b)(c)	3,344	480,366
Harmony Biosciences Holdings, Inc.(b)(c)	20,808	721,413
HealthStream, Inc.(c)	12,167	402,728
ICU Medical, Inc.(b)	16,079	2,636,313
Inari Medical, Inc.(b)(c)	14,500	752,840
Innoviva, Inc.(b)(c)	21,425	406,861
Inspire Medical Systems, Inc.(b)(c)	4,242	817,688
Integer Holdings Corp.(b)(c)	16,416	2,306,448
Integra LifeSciences Holdings Corp.(b)(c)	111,711	2,745,856
Ironwood Pharmaceuticals, Inc.(b)	107,901	379,811
Krystal Biotech, Inc.(b)(c)	983	194,064
LeMaitre Vascular, Inc.	2,851	305,028
Ligand Pharmaceuticals, Inc.(b)(c)	1,518	184,391
Merit Medical Systems, Inc.(b)	16,814	1,746,975
Mesa Laboratories, Inc.	2,240	262,394
Myriad Genetics, Inc.(b)	35,838	583,084
National HealthCare Corp.(c)	11,412	1,428,782
NeoGenomics, Inc.(b)(c)	47,197	836,803
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	785	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	785	0
Omnicell, Inc.(b)	30,783	1,434,180
Organon & Co.	393,156	6,239,386
Owens & Minor, Inc.(b)	847,177	11,411,474
Pacira BioSciences, Inc.(b)(c)	64,770	1,095,261
Patterson Cos., Inc.(c)	376,901	8,099,602
Pediatrix Medical Group, Inc.(b)	232,620	3,479,995
Phibro Animal Health Corp., Class A	56,934	1,330,548
Premier, Inc., Class A	82,671	1,893,166
Prestige Consumer Healthcare, Inc.(b)	18,492	1,567,567
Privia Health Group, Inc.(b)(c)	111,479	2,394,569
Progyny, Inc.(b)(c)	57,691	898,249
Protagonist Therapeutics, Inc.(b)(c)	11,141	487,976
QuidelOrtho Corp.(b)	79,140	3,244,740
RadNet, Inc.(b)	31,491	2,574,704
REGENXBIO, Inc.(b)(c)	8,502	84,340
Schrodinger, Inc.(b)(c)	11,890	268,357
Select Medical Holdings Corp.(c)	246,656	5,206,908
Simulations Plus, Inc.(c)	2,575	81,808
STAAR Surgical Co., (Acquired 09/15/2023 - 11/26/2024; Cost $467,285)(b)(c)(e)	12,610	366,951
Supernus Pharmaceuticals, Inc.(b)(c)	24,971	913,189
Tandem Diabetes Care, Inc.(b)(c)	22,287	682,651
TG Therapeutics, Inc.(b)(c)	18,007	626,644
U.S. Physical Therapy, Inc.	9,080	896,741
UFP Technologies, Inc.(b)(c)	1,630	526,360
Vericel Corp.(b)(c)	5,811	337,852
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Vir Biotechnology, Inc.(b)	11,947	$95,098
Xencor, Inc.(b)(c)	7,654	195,942
		99,950,076
Industrials-19.52%
AAR Corp.(b)	43,241	3,006,114
ABM Industries, Inc.	201,838	11,539,078
AeroVironment, Inc.(b)(c)	4,795	932,628
Air Lease Corp., Class A	73,455	3,738,860
Alamo Group, Inc.	11,695	2,338,415
Alaska Air Group, Inc.(b)	317,721	16,712,125
Albany International Corp., Class A	18,029	1,494,604
Allegiant Travel Co.(c)	75,496	6,178,593
American Woodmark Corp.(b)(c)	25,404	2,306,175
Apogee Enterprises, Inc.	26,401	2,223,228
ArcBest Corp.	51,985	5,992,831
Arcosa, Inc.(c)	33,930	3,686,155
Armstrong World Industries, Inc.	13,242	2,116,469
Astec Industries, Inc.	51,535	1,989,766
AZZ, Inc.	24,742	2,304,470
Barnes Group, Inc.	51,901	2,431,043
Boise Cascade Co.	64,337	9,496,141
Brady Corp., Class A	23,470	1,757,668
CoreCivic, Inc.(b)(c)	187,114	4,178,256
CSG Systems International, Inc.	31,047	1,701,686
CSW Industrials, Inc.	3,006	1,269,704
Deluxe Corp.	136,424	3,160,944
DNOW, Inc.(b)	239,554	3,605,288
DXP Enterprises, Inc.(b)	42,063	3,081,956
Dycom Industries, Inc.(b)	29,904	5,417,409
Enerpac Tool Group Corp.	17,696	854,009
Enpro, Inc.	8,340	1,577,094
Enviri Corp.(b)	275,138	2,036,021
ESCO Technologies, Inc.	10,312	1,530,404
Federal Signal Corp.(c)	25,929	2,525,744
Forward Air Corp.(c)	68,163	2,500,900
Franklin Electric Co., Inc.	25,847	2,799,230
Gates Industrial Corp. PLC(b)	254,312	5,635,554
GEO Group, Inc. (The)(b)	236,993	6,756,670
Gibraltar Industries, Inc.(b)	24,508	1,775,360
GMS, Inc.(b)	81,151	8,143,503
Granite Construction, Inc.(c)	62,659	6,226,425
Greenbrier Cos., Inc. (The)	92,359	6,280,412
Griffon Corp.	49,570	4,178,751
Hayward Holdings, Inc.(b)	90,361	1,460,234
Healthcare Services Group, Inc.(b)	188,440	2,325,350
Heartland Express, Inc.	113,333	1,447,262
Heidrick & Struggles International, Inc.	35,788	1,651,258
Hertz Global Holdings, Inc.(b)(c)	3,903,716	19,206,283
Hillenbrand, Inc.(c)	143,081	4,869,046
HNI Corp.	63,697	3,608,435
Hub Group, Inc., Class A	111,180	5,741,335
Insteel Industries, Inc.	21,513	634,203
Interface, Inc.	84,011	2,230,492
JetBlue Airways Corp.(b)(c)	1,976,973	11,802,529
John Bean Technologies Corp.(c)	22,844	2,878,801
Kelly Services, Inc., Class A	262,891	3,851,353
Kennametal, Inc.(c)	101,440	2,911,328
Korn Ferry	48,884	3,829,573
Lindsay Corp.	6,366	845,214
Liquidity Services, Inc.(b)	18,504	473,147
Marten Transport Ltd.	74,562	1,295,888
MasterBrand, Inc.(b)	202,985	3,511,641
	Shares	Value
Industrials-(continued)
Matson, Inc.	30,280	$4,638,290
Matthews International Corp., Class A	94,678	2,855,488
Mercury Systems, Inc.(b)(c)	27,013	1,111,045
MillerKnoll, Inc.	168,635	4,239,484
Moog, Inc., Class A	22,962	5,080,802
MYR Group, Inc.(b)(c)	46,165	7,289,453
National Presto Industries, Inc.	5,453	434,713
NV5 Global, Inc.(b)	48,999	1,066,218
OPENLANE, Inc.(b)(c)	124,638	2,517,688
Pitney Bowes, Inc.(c)	606,396	4,887,552
Powell Industries, Inc.(c)	6,936	1,854,548
Proto Labs, Inc.(b)(c)	21,237	874,752
Quanex Building Products Corp.(c)	48,364	1,439,313
Resideo Technologies, Inc.(b)(c)	409,582	11,132,439
Robert Half, Inc.(c)	119,445	8,911,791
Rush Enterprises, Inc., Class A	195,754	12,126,960
RXO, Inc.(b)(c)	185,461	5,591,649
Schneider National, Inc., Class B(c)	243,834	8,195,261
SkyWest, Inc.(b)	51,545	5,914,273
SPX Technologies, Inc.(b)	15,547	2,743,113
Standex International Corp.	5,217	1,084,562
Sun Country Airlines Holdings, Inc.(b)(c)	120,417	1,732,801
Sunrun, Inc.(b)(c)	140,946	1,625,107
Tennant Co.	16,947	1,497,606
Titan International, Inc.(b)(c)	270,161	1,977,579
Trinity Industries, Inc.	129,948	4,899,040
Triumph Group, Inc.(b)(c)	118,350	2,278,238
UniFirst Corp.	15,716	3,156,873
Verra Mobility Corp., Class A(b)(c)	38,634	914,080
Vestis Corp.	237,637	3,821,203
Viad Corp.(b)	49,070	2,194,410
Vicor Corp.(b)(c)	12,359	657,622
Wabash National Corp.(c)	147,909	2,933,035
Werner Enterprises, Inc.(c)	106,652	4,359,934
Zurn Elkay Water Solutions Corp.(c)	58,407	2,325,767
		358,415,744
Information Technology-7.39%
A10 Networks, Inc.	22,609	385,483
ACI Worldwide, Inc.(b)	39,248	2,230,071
Adeia, Inc.	36,961	447,967
Advanced Energy Industries, Inc.(c)	19,044	2,190,822
Agilysys, Inc.(b)(c)	2,976	399,677
Alarm.com Holdings, Inc.(b)(c)	20,118	1,310,486
Alpha & Omega Semiconductor Ltd.(b)	21,651	897,867
Arlo Technologies, Inc.(b)(c)	53,110	595,894
Axcelis Technologies, Inc.(b)	13,302	987,540
Badger Meter, Inc.	4,574	991,735
Benchmark Electronics, Inc.	81,974	3,974,919
BlackLine, Inc.(b)	15,355	952,164
Box, Inc., Class A(b)(c)	39,102	1,372,089
Calix, Inc.(b)(c)	32,591	1,060,185
CEVA, Inc.(b)(c)	4,841	143,971
Clear Secure, Inc., Class A	28,370	734,216
Cohu, Inc.(b)(c)	24,540	647,856
Corsair Gaming, Inc.(b)(c)	273,796	2,012,401
CTS Corp.(c)	13,528	742,822
Digi International, Inc.(b)(c)	19,910	661,410
DigitalOcean Holdings, Inc.(b)(c)	22,436	854,363
Diodes, Inc.(b)(c)	27,041	1,757,665
DoubleVerify Holdings, Inc.(b)	43,353	881,366
DXC Technology Co.(b)	794,064	17,866,440
ePlus, Inc.(b)(c)	29,694	2,401,057
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Extreme Networks, Inc.(b)	92,626	$1,537,592
FormFactor, Inc.(b)(c)	19,679	788,341
Harmonic, Inc.(b)	50,994	653,743
Ichor Holdings Ltd.(b)	33,940	1,111,874
Impinj, Inc.(b)(c)	2,138	410,945
Insight Enterprises, Inc.(b)(c)	54,135	8,469,421
InterDigital, Inc.(c)	6,658	1,304,702
Itron, Inc.(b)	28,564	3,385,691
Knowles Corp.(b)(c)	56,267	1,094,956
Kulicke & Soffa Industries, Inc. (Singapore)(c)	22,229	1,076,328
LiveRamp Holdings, Inc.(b)	32,058	973,281
MARA Holdings, Inc.(b)(c)	43,192	1,184,325
MaxLinear, Inc.(b)	38,431	581,461
N-able, Inc.(b)	44,215	461,605
NCR Voyix Corp.(b)(c)	345,908	5,019,125
NetScout Systems, Inc.(b)	49,852	1,090,762
OSI Systems, Inc.(b)(c)	13,184	2,338,842
PC Connection, Inc.(c)	47,789	3,468,526
PDF Solutions, Inc.(b)	6,996	221,074
Penguin Solutions, Inc.(b)(c)	74,561	1,352,537
Photronics, Inc.(b)	45,355	1,129,793
Plexus Corp.(b)(c)	39,499	6,493,636
Progress Software Corp.(c)	15,101	1,033,059
Rogers Corp.(b)(c)	10,182	1,054,652
Sanmina Corp.(b)	142,622	11,325,613
ScanSource, Inc.(b)(c)	87,897	4,430,888
Semtech Corp.(b)(c)	24,211	1,550,472
SiTime Corp.(b)	1,259	267,386
SolarEdge Technologies, Inc.(b)(c)	94,385	1,491,283
SolarWinds Corp.	76,254	1,017,991
Sprinklr, Inc., Class A(b)(c)	119,927	988,198
SPS Commerce, Inc.(b)	3,726	719,379
TTM Technologies, Inc.(b)	160,866	3,921,913
Ultra Clean Holdings, Inc.(b)	67,291	2,585,993
Veeco Instruments, Inc.(b)(c)	27,589	768,905
Viasat, Inc.(b)(c)	451,051	4,208,306
Viavi Solutions, Inc.(b)(c)	146,900	1,460,186
Wolfspeed, Inc.(b)(c)	114,272	1,094,726
Xerox Holdings Corp.(c)	786,902	7,192,284
		135,760,260
Materials-5.19%
AdvanSix, Inc.	67,897	2,204,616
Alpha Metallurgical Resources, Inc.(c)	19,921	4,892,000
Arch Resources, Inc.(c)	27,591	4,743,445
ATI, Inc.(b)	85,441	5,140,985
Balchem Corp.	6,705	1,210,387
Carpenter Technology Corp.	24,564	4,766,398
Century Aluminum Co.(b)	195,989	4,474,429
H.B. Fuller Co.	55,517	4,268,702
Hawkins, Inc.(c)	9,636	1,296,138
Ingevity Corp.(b)(c)	50,031	2,430,006
Innospec, Inc.	21,660	2,569,093
Kaiser Aluminum Corp.	54,370	4,419,194
Koppers Holdings, Inc.	71,418	2,746,736
Materion Corp.	19,289	2,230,194
Mativ Holdings, Inc., Class A	132,524	1,742,691
Metallus, Inc.(b)(c)	107,641	1,794,375
Minerals Technologies, Inc.	36,759	2,998,432
MP Materials Corp.(b)(c)	15,472	325,995
O-I Glass, Inc.(b)(c)	665,732	8,388,223
Quaker Chemical Corp.(c)	14,309	2,256,529
	Shares	Value
Materials-(continued)
Sealed Air Corp.	206,154	$7,545,236
Sensient Technologies Corp.	24,771	1,923,220
Stepan Co.	37,173	2,858,604
SunCoke Energy, Inc.	319,733	3,983,873
Sylvamo Corp.(c)	59,914	5,529,463
Warrior Met Coal, Inc.(c)	38,163	2,683,622
Worthington Steel, Inc.	130,275	5,841,531
		95,264,117
Real Estate-2.93%
Acadia Realty Trust	19,298	498,853
Alexander & Baldwin, Inc.	13,569	267,038
American Assets Trust, Inc.	20,468	582,110
Apple Hospitality REIT, Inc.	121,295	1,954,062
Armada Hoffler Properties, Inc.	75,626	835,667
Brandywine Realty Trust(c)	117,379	657,322
CareTrust REIT, Inc.	9,849	293,402
Centerspace	4,361	316,173
Curbline Properties Corp.(b)	19,284	467,830
Cushman & Wakefield PLC(b)(c)	873,386	13,362,806
DiamondRock Hospitality Co.	159,776	1,482,721
Douglas Emmett, Inc.(c)	73,697	1,426,774
Easterly Government Properties, Inc.	26,125	321,860
Elme Communities	15,820	267,991
Essential Properties Realty Trust, Inc.(c)	15,079	514,194
eXp World Holdings, Inc.(c)	387,782	5,370,781
Four Corners Property Trust, Inc.(c)	10,664	316,827
Getty Realty Corp.(c)	7,492	246,337
Global Net Lease, Inc.(c)	101,081	749,010
Highwoods Properties, Inc.	31,157	1,011,356
Hudson Pacific Properties, Inc.(c)	219,450	844,883
Innovative Industrial Properties, Inc.(c)	3,000	327,060
JBG SMITH Properties, (Acquired 03/17/2023 - 11/26/2024; Cost $563,255)(c)(e)	39,080	667,877
Kennedy-Wilson Holdings, Inc.	59,074	684,077
LTC Properties, Inc.	6,628	255,775
LXP Industrial Trust	41,236	385,557
Macerich Co. (The)(c)	66,062	1,401,175
Marcus & Millichap, Inc.(c)	18,884	785,763
Medical Properties Trust, Inc.(c)	139,483	612,330
NexPoint Residential Trust, Inc.	7,262	341,822
Outfront Media, Inc.(c)	133,874	2,571,720
Pebblebrook Hotel Trust(c)	138,429	1,917,242
Phillips Edison & Co., Inc.	20,016	790,632
Retail Opportunity Investments Corp.(c)	25,834	449,512
Safehold, Inc.(c)	17,453	372,796
Saul Centers, Inc.	7,933	326,126
Service Properties Trust(c)	504,539	1,402,618
SITE Centers Corp.	9,699	150,528
SL Green Realty Corp.	15,055	1,177,150
St. Joe Co. (The)	8,086	413,033
Summit Hotel Properties, Inc.(c)	141,478	930,925
Sunstone Hotel Investors, Inc.	112,941	1,214,116
Tanger, Inc.	19,207	710,083
Uniti Group, Inc.(c)	258,158	1,525,714
Universal Health Realty Income Trust	2,638	111,297
Urban Edge Properties	24,999	575,227
Veris Residential, Inc.	19,090	348,393
Whitestone REIT	13,824	203,489
Xenia Hotels & Resorts, Inc.	90,672	1,394,535
		53,834,569
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-0.71%
American States Water Co.	8,373	$714,301
Avista Corp.	61,689	2,386,747
California Water Service Group	22,053	1,128,893
Chesapeake Utilities Corp.	7,322	964,674
Clearway Energy, Inc., Class A	33,641	935,556
Clearway Energy, Inc., Class C	31,132	918,083
MGE Energy, Inc.	8,948	933,097
Middlesex Water Co.	3,339	218,487
Northwest Natural Holding Co.	35,285	1,546,189
Otter Tail Corp.(c)	22,597	1,822,222
SJW Group	14,497	807,773
Unitil Corp.	10,243	614,785
		12,990,807
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,479,728,558)		1,835,017,536
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.97%
Invesco Private Government Fund, 4.63%(g)(h)(i)	123,320,006	$123,320,006
Invesco Private Prime Fund, 4.71%(g)(h)(i)	316,835,157	316,930,208
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $440,264,584)		440,250,214
TOTAL INVESTMENTS IN SECURITIES-123.91% (Cost $1,919,993,142)		2,275,267,750
OTHER ASSETS LESS LIABILITIES-(23.91)%		(439,107,556)
NET ASSETS-100.00%		$1,836,160,194

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2024 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at November 30, 2024 was $3,189,282, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$719,245	$9,980,546	$(10,699,791)	$-	$-	$-	$8,736
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	103,441,240	164,736,568	(144,857,802)	-	-	123,320,006	1,442,369 *
Invesco Private Prime Fund	274,073,776	363,107,004	(320,217,782)	(39,026)	6,236	316,930,208	3,846,843 *
Total	$378,234,261	$537,824,118	$(475,775,375)	$(39,026)	$6,236	$440,250,214	$5,297,948

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.44%
Communication Services-2.08%
Interpublic Group of Cos., Inc. (The)	588,498	$18,131,623
Consumer Discretionary-11.35%
Best Buy Co., Inc.(b)	440,580	39,652,200
Carter’s, Inc.(b)	70,592	3,852,206
Ford Motor Co.	3,689,256	41,061,419
Hasbro, Inc.(b)	110,893	7,224,679
Travel + Leisure Co.	129,430	7,231,254
		99,021,758
Consumer Staples-12.14%
Conagra Brands, Inc.(b)	656,145	18,076,795
Flowers Foods, Inc.	371,154	8,395,503
Kraft Heinz Co. (The)	1,183,763	37,844,903
Philip Morris International, Inc.	312,253	41,548,384
		105,865,585
Energy-7.44%
Chevron Corp.	275,622	44,631,470
DT Midstream, Inc.	17,640	1,871,957
Williams Cos., Inc. (The)	314,223	18,388,330
		64,891,757
Financials-23.88%
Associated Banc-Corp	153,684	4,101,826
Citizens Financial Group, Inc.	482,171	23,211,712
First Horizon Corp.	471,613	9,965,183
Franklin Resources, Inc.(b)	657,444	14,963,425
Huntington Bancshares, Inc.	1,206,268	21,724,887
Invesco Ltd.(c)	528,051	9,552,443
Janus Henderson Group PLC	93,072	4,214,300
Prudential Financial, Inc.(b)	330,784	42,806,758
Regions Financial Corp.	626,459	17,077,272
T. Rowe Price Group, Inc.(b)	97,846	12,117,249
U.S. Bancorp	855,877	45,609,685
United Bankshares, Inc.	68,242	2,884,589
		208,229,329
Health Care-8.52%
Bristol-Myers Squibb Co.	783,583	46,403,785
Viatris, Inc.	2,134,359	27,938,760
		74,342,545
Materials-7.82%
Amcor PLC	1,987,028	21,141,978
Chemours Co. (The)(b)	497,318	10,811,693
International Paper Co.(b)	615,580	36,214,572
		68,168,243
Real Estate-5.89%
Agree Realty Corp.	12,538	962,918
Brixmor Property Group, Inc.	72,866	2,191,081
COPT Defense Properties(b)	36,709	1,209,561
Cousins Properties, Inc.	42,052	1,334,729
CubeSmart(b)	34,848	1,727,067
Equity Residential	61,471	4,712,367
Extra Space Storage, Inc.(b)	30,244	5,170,514
Federal Realty Investment Trust(b)	16,503	1,925,075
	Shares	Value
Real Estate-(continued)
Kimco Realty Corp.	129,061	$3,300,090
Kite Realty Group Trust(b)	51,494	1,419,690
Lamar Advertising Co., Class A(b)	25,684	3,442,170
Mid-America Apartment Communities, Inc.(b)	22,469	3,688,511
NNN REIT, Inc.(b)	28,900	1,271,022
Park Hotels & Resorts, Inc.(b)	309,613	4,814,482
PotlatchDeltic Corp.	40,558	1,818,621
Regency Centers Corp.(b)	31,716	2,397,412
Simon Property Group, Inc.	54,298	9,969,113
		51,354,423
Utilities-20.32%
ALLETE, Inc.	38,581	2,503,135
Black Hills Corp.	56,791	3,638,600
Duke Energy Corp.(b)	348,406	40,780,922
Entergy Corp.	141,576	22,109,924
Evergy, Inc.	147,700	9,545,851
Eversource Energy	273,966	17,668,067
Exelon Corp.	901,271	35,654,281
FirstEnergy Corp.(b)	482,804	20,543,310
NorthWestern Energy Group, Inc.	43,092	2,380,402
OGE Energy Corp.	109,064	4,794,454
Pinnacle West Capital Corp.(b)	88,002	8,245,788
Portland General Electric Co.(b)	97,960	4,694,243
Spire, Inc.	64,133	4,693,894
		177,252,871
Total Common Stocks & Other Equity Interests (Cost $746,550,984)		867,258,134
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $592,422)	592,422	592,422
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $747,143,406)		867,850,556
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.57%
Invesco Private Government Fund, 4.63%(c)(d)(e)	33,160,164	33,160,164
Invesco Private Prime Fund, 4.71%(c)(d)(e)	85,178,899	85,204,453
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,364,617)		118,364,617
TOTAL INVESTMENTS IN SECURITIES-113.08% (Cost $865,508,023)		986,215,173
OTHER ASSETS LESS LIABILITIES-(13.08)%		(114,109,549)
NET ASSETS-100.00%		$872,105,624
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Ltd.	$8,268,484	$1,450,028	$(639,403)	$472,828	$506	$9,552,443	$108,250
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	13,071,601	(12,479,179)	-	-	592,422	7,979
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,109,402	70,124,529	(44,073,767)	-	-	33,160,164	133,978 *
Invesco Private Prime Fund	18,926,958	176,124,212	(109,844,182)	(318)	(2,217)	85,204,453	356,820 *
Total	$34,304,844	$260,770,370	$(167,036,531)	$472,510	$(1,711)	$128,509,482	$607,027

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,346,972,157	$-	$-	$4,346,972,157
Money Market Funds	-	66,082,535	-	66,082,535
Total Investments	$4,346,972,157	$66,082,535	$-	$4,413,054,692
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$949,518,001	$-	$-	$949,518,001
Money Market Funds	-	143,749,266	-	143,749,266
Total Investments	$949,518,001	$143,749,266	$-	$1,093,267,267
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,835,017,536	$-	$0	$1,835,017,536
Money Market Funds	-	440,250,214	-	440,250,214
Total Investments	$1,835,017,536	$440,250,214	$0	$2,275,267,750
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$867,258,134	$-	$-	$867,258,134
Money Market Funds	592,422	118,364,617	-	118,957,039
Total Investments	$867,850,556	$118,364,617	$-	$986,215,173